Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies

(i) Operating leases

The Group has various operating lease agreements for office and industrial premises. Rental expenses for the years ended December 31, 2017, 2016 and 2015 were approximately US$324,000, US$297,000 and US$297,000, respectively. Future minimum rental payments as of December 31, 2017, under agreements classified as operating leases with non-cancellable terms amounted to US$193,000 of which US$157,000 are payable in the year 2018 and US$36,000 are payable within years 2019 to 2023.

(ii)  Banking facilities

As at December 31, 2017 and 2016, the Group had various banking facilities available for overdraft and import and export credits and from which the Group can draw up to approximately US$897,000 and US$897,000 respectively, of which approximately US$230,000 and US$863,000 was utilised for issuance of bank guarantees as security for the performance of various contracts with customers and import loans. The various banking facilities are secured by a property located in Hong Kong and various blanket counter indmnities and counter indemnities. The weighted average interest rate for import lans as at December 31, 2017 was 4% per annum (December 31, 2016: 4% per annum). For the years ended December 31, 2017 and 2016, the average dollar amount of the bank borrowings was approximately US$302,000 and US$441,000 respectively and average interest rates were approximately 4% per annum for the years ended December 31, 2017 and 2016.

(iii)   Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv)   Litigation

Shanghai Euro Tech Environmental Engineering Company Limited is a plaintiff in a civil action claiming from the defendant for outstanding debts of approximately of US$416,000. The litigation has not been concluded, but having taken legal advice, the directors are of the opinion that sufficient provision was made in the consolidated financial statements

ZHEJIANG TIANLAN
Commitments and contingencies

(i)   Operating leases

The Group has no rental expense during the year ended December 31, 2017 (2016 and 2015: RMB Nil). As of December 31, 2017, the Group has no future minimum lease payments under non-cancellable operating leases.

(ii)   Litigation

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial conditions or results of operations.

ZHEJIANG JIAHUAN
Commitments and contingencies

(i)   Operating leases

The Group has no rental expense during the year ended December 31, 2017 (2016 and 2015: RMB Nil). As of December 31, 2017, the Group has no future minimum lease payments under non-cancellable operating leases.

(ii)   Litigation

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial condition or results of operations.